                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-137892



                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                           VARIABLE SEPARATE ACCOUNT
                               SUPPLEMENT TO THE:

                 POLARIS CHOICE II VARIABLE ANNUITY PROSPECTUS
             DATED MAY 1, 2006 (AS SUPPLEMENTED DECEMBER 29, 2006)

                 POLARIS CHOICE III VARIABLE ANNUITY PROSPECTUS
          DATED SEPTEMBER 29, 2006 (AS SUPPLEMENTED DECEMBER 29, 2006)

                POLARIS PLATINUM II VARIABLE ANNUITY PROSPECTUS
             DATED MAY 1, 2006 (AS SUPPLEMENTED DECEMBER 29, 2006)

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Effective February 12, 2007, the BB&T Large Cap Growth VIF was merged with and into the BB&T Large Cap VIF. On the date of the merger, funds allocated to the BB&T Large Cap Growth VIF Portfolio were moved into the BB&T Large Cap VIF Portfolio.

The following information in the prospectus is hereby supplemented:

    - On the first page of the prospectus, the reference to BB&T Large Cap Growth VIF Portfolio is deleted.

    - In the "INVESTMENT OPTIONS" section under the "VARIABLE PORTFOLIOS" heading, the reference to BB&T Large Cap Growth VIF Portfolio is deleted.

    - In the "CONDENSED FINANCIALS" section the reference to the BB&T Large Cap Growth VIF Portfolio is deleted.





Dated: February 12, 2007


                Please keep this supplement with your prospectus


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